Share Repurchase - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares	$ 1,800,000	¥ 12,602,156	¥ 44,586,036
Ordinary shares, treasury stock | shares	1,287,205		1,246,073	1,287,205
Ordinary shares purchased on open market, total cash consideration | $	$ 20,500,000
Treasury stock	$ 18,787,083		¥ 117,836,564	¥ 130,438,720